REVENUE - Schedule of Assets and Liabilities Arising From Contracts With Customers (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total assets arising from contracts with customers	$ 49	$ 36
Total liabilities arising from contracts with customers	72	66
Deferred revenue
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total liabilities arising from contracts with customers	35	30
Advances received from customers
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total liabilities arising from contracts with customers	37	36
Customer acquisition costs
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total assets arising from contracts with customers	32	30
Connection costs
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total assets arising from contracts with customers	14	2
Start packages and scratch-cards
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total assets arising from contracts with customers	1	1
Fixed line connections
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total assets arising from contracts with customers	1	1
Other assets
Schedule of Assets and Liabilities Arising From Contracts With Customers [Line Items]
Total assets arising from contracts with customers	$ 1	$ 2